Leases - Additional Information (Details) $ in Thousands		9 Months Ended
	Jun. 25, 2021 USD ($) item	Sep. 30, 2023	Sep. 30, 2023 USD ($)	Sep. 30, 2023 facility	Sep. 30, 2023 item	Dec. 31, 2022 USD ($)	Jul. 30, 2021
Number Of Finance Lease Facility				3	1
Number of vessel in operation | item					2
Incremental borrowing rate		4.50%
Advance payment			$ 1,802			$ 2,160
Lease agreement period		24 months					12 months
Lease, Practical Expedients, Package [true false]	true
CMBFL Shandong
Number of subsidiaries | item	2
Gross proceeds	$ 49,000
Transaction fees	$ 1,000